UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Thunderstorm Value Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.25%

Administrative and Support Services - 2.31%
Mantech International Corp.	6,500	243,685

Ambulatory Health Care Services - 1.54%
Amedisys, Inc. (a)	9,600	162,912

Chemical Manufacturing - 8.56%
Endo Pharmaceuticals Holdings, Inc. (a)	9,700	309,527
Johnson & Johnson	5,000	329,000
Merck & Co., Inc.	8,000	264,960
		903,487
Computer and Electronic Product Manufacturing - 17.69%
Garmin Ltd. (b)	5,650	189,445
Gt Advanced Technologies Inc Com (a)	36,000	439,560
Intel Corp.	23,000	462,989
KNOW IT AB (b)	13,700	136,103
Sparton Corp. (a)	31,000	258,230
Western Digital Corp. (a)	13,000	383,370
		1,869,697
Construction of Buildings - 1.87%
Helbor Empreendimentos SA (b)	15,000	197,877

Energy - 1.16%
Total SA (b)	2,500	122,084

Insurance Carriers and Related Activities - 2.21%
Humana, Inc.	3,000	232,920

Machinery Manufacturing - 7.28%
Baldwin Technology Co. (a)	70,000	89,600
Esterline Technologies Corp. (a)	6,700	504,443
Lam Research Corp. (a)	4,700	174,652
		768,695
Management of Companies and Enterprises - 6.79%
Coastal Contracts Bhd (b)	230,000	158,833
Jardine Matheson Holdings Ltd. (b)	10,081	558,487
		717,320
Merchant Wholesalers, Durable Goods - 3.57%
Dorman Products, Inc. (a)	11,650	376,878

Merchant Wholesalers, Nondurable Goods - 1.18%
Grazziotin SA (b)	15,000	124,380

Mining (except Oil and Gas) - 14.53%
Cliffs Natural Resources, Inc.	4,800	397,680
Freeport-McMoRan Copper & Gold, Inc.	4,400	207,416
Highland Gold Mining Ltd. (a)(b)	80,480	235,158
Kingsgate Consolidated Ltd. (b)	41,000	399,701
Newmont Mining Corp.	4,700	294,314
		1,534,269
Motor Vehicle and Parts Dealers - 2.50%
Astra International Tbk PT (b)	34,000	263,577

Nonmetallic Mineral Product Manufacturing - 0.43%
China Advanced Construction Materials Group, Inc. (a)	25,000	45,750

Oil and Gas Extraction - 1.68%
CNOOC Ltd. (b)	87,000	177,668

Retailing - 1.66%
K's Holdings Corp. (b)	4,000	175,264

Support Activities for Mining - 7.63%
Oceaneering International Group, Inc.	11,000	469,590
Transocean Ltd. (b)	6,000	336,120
		805,710
Textile Mills - 4.37%
Texwinca Holdings Ltd. (b)	376,000	461,196

Transportation Equipment Manufacturing - 5.52%
General Dynamics Corp.	6,600	422,928
Magna International, Inc. (b)	4,200	159,852
		582,780
Wood Product Manufacturing - 1.77%
Leucadia National Corp.	6,300	186,669

TOTAL COMMON STOCKS (Cost $8,458,233)		9,952,818

WARRANTS - 0.04%
Coastal Contracts Bhd (b)	28,750	4,626
TOTAL WARRANTS (Cost $0)		4,626

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.70%
Money Market Funds - 5.70%
AIM STIC - Liquid Assets Portfolio	601,408	601,408
TOTAL SHORT-TERM INVESTMENTS (Cost $601,408)		601,408

Total Investments (Cost $9,059,641) - 99.99%		10,558,852
Other Assets in Excess of Liabilities - 0.01%		1,105
TOTAL NET ASSETS - 100.00%		$10,559,957

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$9,059,641
Gross unrealized appreciation	2,339,433
Gross unrealized depreciation	(840,223)
Net unrealized appreciation	$1,499,211

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$9,828,438	$124,380	$-	$9,952,818
Warrants	4,626			4,626
Short-Term Investments	$601,408			$601,408

Total Investments in Securities	$10,434,472	$124,380	$-	$10,558,852

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.
There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.